Basis of Presentation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Basis of Presentation of the Consolidated Financial Statements	Basis of presentation of the consolidated financial statements
The accompanying consolidated financial statements were prepared from the accounting records of Telefónica, S.A. and each of the companies comprising the Telefónica Group, whose separate financial statements were prepared in accordance with the generally accepted accounting principles applicable in the various countries in which they are located, and for the purposes of these consolidated financial statements are presented in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). These consolidated financial statements present fairly, in all material respects, the consolidated equity and financial position at December 31, 2023, and of the consolidated results of operations, changes in consolidated equity and the consolidated cash flows obtained and used in the year then ended.
The euro is the Group’s reporting currency. The figures in these consolidated financial statements are expressed in million euros, unless indicated otherwise, and may therefore be rounded.
Note 3 contains a detailed description of the most significant accounting policies used to prepare these consolidated financial statements.
Materiality criteria
These consolidated financial statements do not include certain information or disclosures that, not having to be presented due to their qualitative significance, were deemed to be immaterial or of no relevance pursuant to the concepts of materiality or relevance defined in the IFRS conceptual framework, insofar as the Telefónica Group’s consolidated financial statements, taken as a whole, are concerned.
Comparative information and main changes in the consolidation scope
For comparative purposes, the accompanying consolidated financial statements for 2023 include the figures for 2022, and the consolidated income statement, the consolidated statement of comprehensive income, the consolidated statement of changes in equity and the consolidated statement of cash flows, and the notes thereto for the year then ended, they also include those of 2021.
The main events and changes in the consolidation scope affecting comparability of the consolidated information (see Appendix I for a detailed description of the consolidation scope and the changes during the year) are as listed below.
Exchange rates evolution

Variation of average exchange rate vs euro
	2023 vs 2022	2022 vs 2021
Brazilian real	0.3%	17.6%
Pound sterling	(2.0%)	0.8%
New peruvian sol	(0.4%)	13.7%
Chilean peso	1.1%	(2.2%)
Colombian peso	(4.3%)	(0.6%)
Mexican peso	10.3%	13.5%

Variation of closing exchange rate vs euro
	2023 vs 2022	2022 vs 2021
Brazilian real	4.1%	13.5%
Pound sterling	2.1%	(5.3%)
New peruvian sol	(0.7%)	10.9%
Argentine peso	(78.8%)	(38.5%)
Chilean peso	(5.7%)	4.7%
Colombian peso	21.6%	(12.2%)
Mexican peso	11.2%	11.5%
In 2018 Argentina became a hyperinflationary economy. The exchange rate used to translate inflation-adjusted items denominated in Argentine pesos in the 2023 financial statements is the closing exchange rate as of December 31, 2023 which was 893.45 Argentine pesos per euro (189.08 Argentine pesos per euro at December 31, 2022). The annual inflation rate for 2023 in Argentina has been 211% (see Note 3.a). The contribution of Telefónica Argentina to the consolidated Revenues and Operating income for 2023, after its conversion to euros, has been 1,237 million euros and -199 million euros, respectively (2,066 and -270 million euros, respectively, in 2022). Likewise, the Equity attributable to equity holders of the Parent Company has been reduced by 647 million euros in 2023 (compared to an increase of 338 million euros in 2022) due to the translation differences of the financial statements of the Group companies whose functional currency is the Argentine peso (see Note 17.f).
In 2023, there was a positive impact on Equity attributable to equity holders of the Parent Company for translation differences amounting to 419 million euros (1,261 million euros in 2022) due to the appreciation of the Brazilian real (see Note 17.f).
VMED O2 UK joint venture
On May 7, 2020, Telefónica reached an agreement with Liberty Global plc to combine into a 50-50 joint venture their operating businesses in the United Kingdom (O2 Holdings Ltd. and Virgin Media UK, respectively). On June 1, 2021 after obtaining the relevant regulatory approvals, consummation of the necessary recapitalization and satisfaction of other closing conditions, the closing of the transaction was carried out, resulting in the combination of both businesses into the joint venture called VMED O2 UK Limited ("VMO2").
Telefonica United Kingdom, which was fully consolidated within the Group, is excluded from the scope of consolidation from June 1, 2021 (Note 4). From that date, VMO2 is registered under the equity method (see notes 4 and 10).
The constitution of the joint venture resulted in a contribution of 5,376 million pounds sterling (equivalent to 6,234 million euros at the transaction day) for Telefonica, of which 2,622 million pounds sterling correspond to the cash payment to Telefónica to equalize ownership in the joint venture (including the post-completion adjustment) and 2,754 million pounds sterling correspond to proceeds from recapitalization.
As a consequence of this transaction, the Group recognized a gain amounting to 4,460 million euros in “Other income” in 2021 (see Note 26), as follows:

Millions of euros
Cash received	6,234
Fair value of 50% of VMO2 (Note 10)	12,012
Less: carrying amount of Telefonica United Kingdom at June 1, 2021	(10,937)
Liabilities assumed and other costs (see Note 29.c)	(441)
Result before reclassification of translation differences and gains on hedges	6,868
Reclassification of translation differences included in equity	(3,135)
Reclassification of gains on hedges included in equity	727
Result of the transaction: gain	4,460
Telefónica received dividends from VMO2 amounting to 1,000 million pounds sterling (approximately 1,154 million euros), 800 million pounds sterling (909 million euros) and 161 million pounds sterling (187 million euros) in 2023, 2022 and 2021, respectively (see Note 28).
The share of (loss) income of VMO2 accounted for by the equity method in the consolidated income statements of the Telefónica Group amounted to a loss of 2,030 million euros in 2023, an income of 292 million euros in 2022 and a loss of 103 million euros in 2021 (see Note 10). The loss in 2023 includes the effect of the impairment of goodwill recorded by VMO2 in the amount of 3,572 million euros with an impact of 1,786 million euros on the consolidated income statement of the Telefónica Group (see Note 10).
Agreement between Telxius Telecom and American Tower Corporation for the sale of its telecommunications towers divisions in Europe and Latin America
On January 13, 2021 Telxius Telecom, S.A. (a company of the Telefónica Group minority-owned, directly or indirectly, by KKR and Pontegadea), signed an agreement with American Tower Corporation ("ATC") for the sale of its telecommunications towers divisions in Europe (Spain and Germany) and in Latin America (Brazil, Peru, Chile and Argentina).
The agreement established the sale of a number of approximately 30,722 telecommunication tower sites and comprises two separate and independent transactions (on one hand, the Europe business and, on the other hand, the Latin American business), fixing the respective closures after the corresponding regulatory authorizations. The agreement included the transfer to ATC of the towers that Telxius agreed to acquire from Telefónica Germany GmbH & Co. under the agreement signed on June 8, 2020, both the towers acquired in the first phase on September 1, 2020 as well as the towers that were acquired in the second phase in August 2021.
On June 1, 2021, once the relevant regulatory approvals had been obtained in Spain and Germany, the closing of the sale of the telecommunication towers division located in Europe was carried out, for a total selling price of 6,346 million euros.
On June 3, 2021, the closing of the sale of the telecommunication towers division located in Latin America was carried out, for a selling price of 887 million euros.
On August 2, 2021, the closing of the sale to ATC of 4,080 sites that Telxius undertook to acquire from Telefónica Germany GmbH & Co. OHG, under the second phase of the agreement reached between both parties on June 8, 2020 was carried out, which stated a total purchase price of 632 million euros. With the closing of this transaction, together with the sales of the telecommunications towers divisions in Europe and Latin America carried out in June, the sale process agreed between Telxius and ATC was finalized.
These transactions generated in 2021 a gain of 6,099 million euros registered in "Other income" (see Note 26), with the following breakdown:

Millions of euros
Selling price	7,865
Less: carrying amount of net assets and transaction costs	1,729
Result before reclassification of translation differences	6,136
Translation differences	(37)
Result of the transaction: gain	6,099
Income tax	(162)
Result attributable to non-controlling shareholders	(2,246)
Result attributable to equity holders of the parent	3,691
After the closing of these transactions, the companies of the Europe and Latin América towers divisions were excluded from the consolidation perimeter. The Telefónica Group operators maintained the leases agreements of the towers signed with the sold subsidiaries of Telxius. Consequently, as of the closing date of the transactions, rights of use and lease liabilities were recorded in the consolidated statement of financial position, amounting to 2,633 million euros (see Note 9) and 2,775 million euros (see Note 20), respectively.
Acquisition of mobile assets of Oi Group
On April 20, 2022, the closing of the transaction related to the Purchase Agreement for Acquisition of Unidade Produtiva Isolada (UPI) Mobile Assets of Oi Group took place, and Telefónica Brasil acquired, on such date, all the shares of the company Garliava RJ Infraestrutura e Redes de Telecomunicações S.A. (Garliava), to which the mobile assets of Oi Group assigned to Telefónica Brazil had been contributed, under the segregation plan stated in the Oi Agreement (see Note 29.c).
Telefónica Brasil thus acquired its share of mobile assets of the Oi Group for an amount, which was subject to adjustments, of 5,373 million Brazilian reais (approximately 1,063 million euros at the exchange rate at such date). A payment of 4,885 million Brazilian reais (approximately 972 million euros) was made at closing of the transaction. The remaining amount, equivalent to 10% of the payment made on that date, is withheld subject to certain price adjustments and potential indemnification obligations contained in the Oi Agreement.
The total consideration also included 110 million Brazilian reais subject to the fulfilment of certain targets, and other costs amounting to 8 million Brazilian reais. Thus, the total consideration transferred amounted to 5,492 million Brazilian reais (1,093 million euros at the date of the closing of the transaction).
On the date of approval of the consolidated financial statements for the year 2022, the Company had concluded the report for the allocation of the purchase price. The fair value assigned to Oi's licenses amounted to 520 million euros. The goodwill amounted to 676 million euros (see Note 5).
In October 2023, the arbitration proceeding between the parties ended (see Note 29.c), resulting on a final price the for the UPI Mobile Assets assigned to Telefónica Brasil of 5,129 million Brazilian reais as of the closing date (compared to the 5,373 million Brazilian reais of the initial price). As a result, 50% of the retained amount (488 million reais), plus applicable interest was offset against the amount allocated as debt and the other 50%, in the updated amount of 277 million reais (51 million euros at such date), was withdrawn by Telefónica Brasil before the Arbitration Chamber (see Note 5).
Agreement between Telefónica de España and Telefónica Infra with Vauban Infrastructure Partners and Credit Agricole Assurance for the establishment of Bluevia
In July 2022, an agreement was reached between Telefonica de España and Telefonica Infra with the consortium formed by Vauban Infrastructure Partners (Vauban) and Crédit Agricole Assurances (CAA) for the establishment of a company, Bluevia Fibra, S.L. for the deployment and commercialization of a fiber to the home network mainly in rural areas in Spain.
On December 20, 2022 once the regulatory authorizations were obtained and after the fulfillment of the remaining agreed conditions, the transaction was completed.
The consortium formed by CAA and Vauban has acquired 45% of the Company for a total amount of 1,021 million euros in cash, paid on the closing of the agreement (see Note 28). The transaction had no impact on the consolidated income statements of the Telefónica Group as it consisted on the sale of minority interest, with
Telefónica retaining control over Bluevia. The impact of this transaction in equity attributable to equity holders of the parent was an increase of 986 million euros in "Retained earnings". In addition, there was in increase in equity attributable to non-controlling interest amounting to 23 million euros (see Note 17).
The difference between the tax value of the assets transferred to Bluevia and their carrying amount in the Group's consolidated annual accounts generated a deferred tax asset for deductible temporary differences amounting to 548 million euros (see Note 25).
Collective Bargaining Agreement and Collective Redundancies Plan
On December 28, 2023, certain subsidiaries of Telefónica Spain and the most representative Trade Union Organizations reached an agreement to sign the III Collective Bargaining Agreement valid until December 31, 2026 and can be extended for a further year, with the aim of moving towards a more digital, flexible company prepared for future challenges in a highly competitive context. These agreements were endorsed on January 3, 2024.
In addition, and in parallel, these subsidiaries agreed to execute the Collective Redundancies Plan, which provides for collective redundancies affecting up to a total of 3,420 employees. Employees turning 56 years or older in 2024 and with a seniority of more than 15 years can adhere to the Collective Redundancies Plan. However, targets have been established that may result in limits on joining in critical areas or additional redundancies based on business reasons.
In "Personnel expenses" of the consolidated income statement for the year 2023, a provision of 1,320 million euros before taxes (see Note 24) corresponding to Telefónica Spain has been recorded as of December 31, 2023, based on the present value of the estimated payment flows resulting from the Collective Redundancies Plan.
Public Offer for the Acquisition of Shares of Telefónica Deutschland
On November 7, 2023, Telefónica, through its subsidiary Telefónica Local Services GmbH, launched a partial voluntary public tender offer for shares of Telefónica Deutschland Holding AG (“Telefónica Deutschland”). The Offer acceptance period began on December 5, 2023 and ended on January 17, 2024 (both inclusive).
At the date of the Offer announcement, Telefónica was the owner, directly or indirectly, of 71.81% of the share capital and voting rights of Telefónica Deutschland and, consequently, the Offer was announced on shares representing approximately 28.19% remaining.
On December 31, 2023, Telefónica owned 82.43% of the share capital of Telefónica Deutschland (70.58% as of December 31,2022), having made direct purchases on the market for an amount of 816 million euros (see Note 27.h y 28).
These purchases made in 2023 produced an increase of 46 million euros in the equity attributed to the parent company and a decrease of 866 million euros in the equity attributed to minority interests (see Note 17 h).
The Offer was settled on January 26, 2024 reaching 94.12% of the share capital, including acquisitions through the Offer and acquisitions in the market until that date (See Note 31).
ANNEX 1

BRAZIL'S SPECTRUM PORTFOLIO: MEANING OF THE STATES, REGIONS AND SECTORS ACRONYMS
Acronym	State
AC	Acre
AL	Alagoas
AP	Amapá
AM	Amazonas
BA	Bahia
CE	Ceara
DF	Distrito Federal
ES	Espírito Santo
GO	Goiás
MA	Maranhão
MT	Mato Grosso
MS	Mato Grosso do Sul
MG	Minas Gerais
PA	Pará
PB	Paraíba
PR	Paraná
PE	Pernambuco
PI	Piauí
RJ	Rio de Janeiro
RN	Rio Grande do Norte
RS	Rio Grande do Sul
RO	Rondônia
RR	Roraima
SC	Santa Catarina
SP	São Paulo
SE	Sergipe
TO	Tocantins

Regions	States & towns included in the regions
1	SP (City)
2	SP (Interior)
2'	SP - towns of sector 33 of the GPLG
3	RJ and ES
4	MG
4'	MG - towns of sector 3 of the GPLG
5	PR and SC
5'	PR - towns of sector 20 of the GPLG
6	RS
6'	RS - towns of sector 30 of the GPLG
7	AC, DF, GO, MS, MT, RO and TO
7'	GO - towns of sector 25 of the GPLG
7''	MS - towns of sector 22 of the GPLG
8	AM, AP, MA, PA and RR
9	BA and SE
10	AL, CE, PB, PE, PI and RN

Sectors	GPLG - general plan of the licenses granted (geographic areas that correspond to the sectors)
1	RJ
2	MG - except towns included in sector 3
3	MG - towns of Araporã, Araújo, Campina Verde, Campo Florido, Campos Altos, Canálopis, Capinópolis, Carmo do Paranaíba, Carneirinhos, Centralina, Comendador Gomes, Conceição das Alagoas, Córrego Danta, Cruzeiro da Fortaleza, Delta, Frutal, Gurinhatã, Ibiraci, Igaratinga, Iguatama, Indianópolis, Ipiaçú, Itapagipe, Ituiutaba, Iturama, Lagamar, Lagoa Formosa, Lagoa Grande, Limeira D'Oeste, Luz, Maravilhas, Moema, Monte Alegre de Minas, Monte Santo de Minas, Nova Ponte, Nova Serrana, Papagaios, Pará de Minas, Patos de Minas, Pedrinópolis, Pequi, Perdigão, Pirajuba, Pitangui, Planura, Prata, Presidente Olegário, Rio Paranaíba, Santa Juliana, Santa Vitória, São Francisco de Sales, São José da Varginha, Tupaciguara, Uberaba, Uberlândia, União de Minas & Vazante
4	ES
5	BA
6	SE
7	AL
8	PE
9	PB
10	RN
11	CE
12	PI
13	MA
14	PA
15	AP
16	AM
17	RR
18	SC
19	PR –except towns included of sector 20
20	PR – towns of Londrina and Tamarana
21	MS – except the town integrating of sector 22
22	MS – town of Paranaíba
23	MT
24	TO and GO – except towns included in sector 25
25	GO – towns of Buriti Alegre, Cachoeira Dourada, Inaciolândia, Itumbiara, Paranaiguara and São Simão
26	DF
27	RO
28	AC
29	RS
30	RS – towns of Pelotas, Capão do Leão, Morro Redondo and Turuçu
31	SP – except the towns included in sector 33
33	SP – towns of Altinópolis, Aramina, Batatais, Brodosqui, Buritizal, Cajuru, Cássia dos Coqueiros, Colômbia, Franca, Guaíra, Guará, Ipuã, Ituverava, Jardinópolis, Miguelópolis, Morro Agudo, Nuporanga, Orlândia, Ribeirão Corrente, Sales de Oliveira, Santa Cruz da Esperança, Santo Antônio da Alegria and São Joaquim da Barra